Note 43	12 Months Ended
Dec. 31, 2023
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Disclosure of Income and Expenses From Insurance and Reinsurance Contracts [Text Block]	Income and expense from insurance and reinsurance contracts
The balances of the headings “Income and expense from insurance and reinsurance contracts” in the consolidated income statements stem from the insurance activity and includes the following:

Income and expense from insurance and reinsurance contracts (Millions of Euros)
	2023	2022 ⁽¹⁾	2021 ⁽²⁾
Income from insurance and reinsurance contracts ⁽³⁾	3,081	2,622	2,593
Expense from insurance and reinsurance contracts	(1,821)	(1,547)	(1,685)
Total	1,261	1,075	908
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) 2021 presented in accordance with IFRS 4.
(3) In general the transitional approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts (see Note 2.3).
The table below shows the contribution of each insurance product to the Group´s income for the years ended December 31, 2023, 2022 and 2021:

Net income by type of product (Millions of Euros)
	2023	2022 ⁽¹⁾	2021 ⁽²⁾
Life insurance	617	649	622
Individual	590	573	583
Group insurance	27	76	39
Non-Life insurance	643	426	286
Home insurance	—	—	—
Other non-life insurance products	643	426	286
Total	1,261	1,075	908
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) 2021 presented in accordance with IFRS 4.